AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (32)	$ (30)	$ (23)	$ (30)
Credit losses recognized on securities for which credit losses were not previously recorded	(14)	(12)	(30)	(6)
Reductions for securities sold during the period	0	1	1	15
Changes in previously recorded allowance	3	9	13	(2)
Ending balance	(43)	(32)	(39)	(23)
Corporate debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(24)	(19)	(13)	(24)
Credit losses recognized on securities for which credit losses were not previously recorded	(14)	(12)	(17)	(1)
Reductions for securities sold during the period	0	1	1	13
Changes in previously recorded allowance	3	6	6	(1)
Ending balance	(35)	(24)	(23)	(13)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	(1)	0	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0	0
Reductions for securities sold during the period	0	0	0	0
Changes in previously recorded allowance	0	1	0	0
Ending balance	0	0	0	0
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(6)	(6)	0	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0	0
Reductions for securities sold during the period	0	0	0	0
Changes in previously recorded allowance	0	0	0	0
Ending balance	(6)	(6)	0	0
Collateralized debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(2)	(4)	(10)	(6)
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	(13)	(5)
Reductions for securities sold during the period	0	0	0	2
Changes in previously recorded allowance	0	2	7	(1)
Ending balance	$ (2)	$ (2)	$ (16)	$ (10)